Lease financing	12 Months Ended
Dec. 31, 2022
Lease Financing
Lease financing

7.       Lease financing:

Financing through bareboat leases:

During 2021, on the delivery date of each Eneti Acquisition Vessel to the Company (Note 5), a tripartite novation agreement between China Merchants Bank Leasing (“CMBL”), Eneti Inc. and the Company was executed, which resulted in an increase of the Company’s lease financing obligations by $96,101, taking into account an amount of $500 per vessel that was paid by the Company to the lessors as security for its obligations which amount will progressively be released until May 2025. In May 2022, the outstanding amounts under the respective lease agreements, were repaid, using part of the funds received under the ING $310,600 Facility (Note 8).

On August 27, 2020, the Company entered into sale and leaseback agreements with CMBL for the vessels Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega. On August 28 and August 31, 2020, the Company received an aggregate amount of $82,764, in connection with the finalization of the sale and leaseback transactions of the aforementioned vessels, except for the vessel Diva, which transaction was finalized on November 17, 2020 and in connection with which the Company received an additional amount of $7,236. In June 2022, the outstanding amounts under the lease agreements for the five vessels, were repaid, using the funds received under the Citi $100,000 Facility and for one vessel using part of the ING $310,600 Facility (Note 8).

On September 3, 2020, the Company entered into an agreement to sell Star Lutas to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,441. The amount of $16,000 received under the agreement on September 18, 2020, was used to pay the vessel’s remaining amount under the then existing loan agreement.

On September 21, 2020, the Company entered into sale and leaseback agreements with SPDB Financial Leasing Co. Ltd for the vessels Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares. In September 2020, an aggregate amount of $76,500 was received pursuant to the five sale and leaseback agreements, which was used to pay the remaining amount under the then existing loan agreement. The lease terms are for eight years and pursuant to the terms of each bareboat charter, the Company pays a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on the third anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $7,776 to $7,916.

On September 25, 2020, the Company entered into sale and leaseback agreements with ICBC Financial Leasing Co., Ltd. (the “ICBC”) for the vessels Gargantua, Goliath and Maharaj. An aggregate amount of $93,150 was received on September 29, 2020, pursuant to the three sale and leaseback agreements, which was used to pay the remaining amount under the then existing loan agreement. The lease terms are for 10 years and pursuant to the terms of each bareboat charter, the Company pays a fixed bareboat charter hire rate in quarterly installments plus interest and has options to purchase each vessel starting on the third anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price of $14,000.

7.	Lease financing-(continued):

Financing through bareboat leases-(continued):

On March 29, 2019, the Company entered into an agreement to sell Star Pisces to SK Shipholding S.A. and simultaneously entered into a seven-year bareboat charter for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus interest, and the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $7,628. The amount of $19,125 provided under the agreement which was concluded in April 2019, was used to pay the remaining amount under the then existing loan agreement.

On May 22, 2019, the Company entered into an agreement to sell Star Libra to Ocean Trust Co. Ltd. and simultaneously entered into a seven-year bareboat charter for the vessel. The amount of $33,950 provided under the agreement which was concluded in July 2019, was used to pay the remaining amount under the then existing lease agreement for Star Libra. In October 2022, the outstanding amount under the lease agreement was repaid, using the funds received under the CTBC $25,000 Facility (Note 8).

On July 10, 2019, the Company entered into an agreement to sell Star Challenger to Kyowa Sansho Co. Ltd. and simultaneously entered into an eleven-year bareboat charter party contract for the vessel. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate monthly plus a variable amount and the Company has an option to purchase the vessel starting on the third anniversary of vessel’s delivery to the Company at a pre-determined, amortizing purchase price. The Company also has an obligation to purchase the vessel at the expiration of the bareboat term. The amount of $15,000 provided under the agreement was used to pay the remaining amount under the then existing loan agreement.

In order to finance the cash portion of the consideration for the acquisition of 11 vessels from Delphin Shipping LLC, in July 2019, the Company entered, for each of the subject vessels, into an agreement to sell each such vessel and simultaneously entered into a seven-year bareboat charter party contract with affiliates of CMBL for each vessel upon its delivery from Delphin. CMBL agreed to provide an aggregate finance amount of $91,431. In addition, CMBL provided an additional aggregate amount of $15,000, under the aforementioned bareboat charters which was received during the year 2020 and used to finance the acquisition and installation of scrubber equipment for the respective vessels. In December 2021, the outstanding amounts of $19,222 for three out of the 11 vessels were repaid and in August 2022 the Company repaid in full the remaining outstanding amount of the then existing lease agreements using part of funds received under the Citi $100,000 Facility (Note 8).

In December 2018, the Company sold and simultaneously entered into a bareboat charter party contract with an affiliate of Kyowa Sansho to bareboat charter the vessel Star Fighter for ten years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. Under the terms of the bareboat charter, the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchase price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $2,450. The amount of $16,125 provided under the respective agreement was used to pay the remaining amount under the then existing loan agreement.

Some of the Company’s bareboat lease agreements contain financial covenants similar to those included in the Company’s credit facilities described in detail in Note 8 below.

7.        Lease financing – (continued):

All of the Company’s lease financing agreements, described above, contain purchase options during their terms, at pre-determined amortizing purchase prices, and/or purchase obligations at the expiration of their terms, at fixed prices, which, at the time of recognition were considered to be at significantly lower levels compared to the expected fair value of each vessel at that time. Based on applicable accounting guidance, such transactions are accounted for as financing arrangements and accordingly the Company presents the corresponding leased vessels at their net book values on its consolidated balance sheets in “Vessels and other fixed assets, net”, while the financing liability is presented in “Lease financing” in the Company’s consolidated balance sheets. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the consolidated statements of operations (Note 8).

The principal payments required to be made after December 31, 2022, for the outstanding bareboat lease obligations recognized on the balance sheet as described above, are as follows:

Twelve month periods ending	Amount
December 31, 2023	$15,361
December 31, 2024	15,361
December 31, 2025	15,361
December 31, 2026	21,757
December 31, 2027	20,752
December 31, 2028 and thereafter	104,688
Total bareboat lease minimum payments	$193,280
Unamortized lease issuance costs	(2,681)
Total bareboat lease minimum payments, net	$190,599
Lease financing short term	15,361
Lease financing long term, net of unamortized lease issuance costs	175,238